Nature of Operations	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Nature of Operations

1.	NATURE OF OPERATIONS

The consolidated financial statements include the accounts of Teletronics International, Inc. and its wholly owned subsidiary, Teletronics (Beijing) Science & Technology Co., LTD. (collectively referred as “the Company”).

The nature of operations is as follows:

●	Teletronics International, Inc. was incorporated under the laws of the State of Delaware in 1986. The Company’s primary business activity is the design, development and manufacture of a complete line of products and solutions for high-speed wireless broadband systems, including RF amplifiers, up/down frequency converters, antennas, wireless network bridges and routers. The Company provides its equipment and services primarily to Internet Service Providers (ISPs) and the broadband wireless industry.

●	Teletronics (Beijing) Science & Technology Co., LTD. is a wholly owned subsidiary of Teletronics International, Inc. and was set up on March 21, 2012 under the laws of the People’s Republic of China (PRC). Its primary function is to provide integration solutions, technical consulting, and training for in-house developed products.

1.	NATURE OF OPERATIONS

The consolidated financial statements include the accounts of Teletronics International, Inc. and its wholly owned subsidiary, Teletronics (Beijing) Science & Technology Co., LTD. (collectively referred as “the Company”).

The nature of operations is as follows:

●	Teletronics International, Inc. was incorporated under the laws of the State of Delaware in 1986. The Company’s primary business activity is the design, development and manufacture of a complete line of products and solutions for high-speed wireless broadband systems, including RF amplifiers, up/down frequency converters, antennas, wireless network bridges and routers. The Company provides its equipment and services primarily to Internet Service Providers (ISPs) and the broadband wireless industry.

●	Teletronics (Beijing) Science & Technology Co., LTD. is a wholly owned subsidiary of Teletronics International, Inc. and was set up on March 21, 2012 under the laws of the People’s Republic of China (PRC). Its primary function is to provide integration solutions, technical consulting, and training for in-house developed products.